Columbia Funds Variable Insurance Trust

225 Franklin Street

Boston, MA 02110

May 1, 2019

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Insurance Trust (the Registrant)

Columbia Variable Portfolio - Asset Allocation Fund

Columbia Variable Portfolio - Contrarian Core Fund

Columbia Variable Portfolio - Diversified Absolute Return Fund

Columbia Variable Portfolio - Long Government/Credit Bond Fund

Columbia Variable Portfolio - Small Cap Value Fund

Columbia Variable Portfolio - Small Company Growth Fund

Columbia Variable Portfolio - Strategic Income Fund

CTIVP® - AQR Managed Futures Strategy Fund

CTIVP® - Lazard International Equity Advantage Fund

Variable Portfolio - Managed Risk Fund

Variable Portfolio - Managed Risk U.S. Fund

Variable Portfolio - Managed Volatility Conservative Fund

Variable Portfolio - Managed Volatility Conservative Growth Fund

Variable Portfolio - Managed Volatility Growth Fund

Variable Portfolio - U.S. Flexible Conservative Growth Fund

Variable Portfolio - U.S. Flexible Growth Fund

Variable Portfolio - U.S. Flexible Moderate Growth Fund

      (collectively, the Funds)

Post-Effective Amendment No. 83

File Nos. 033-14954 /811-05199

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 83 (Amendment). This Amendment was filed electronically on April 26, 2019.

If you have any questions, please contact either me at (212) 850-1703 or Katina Walker at (612) 671-6990.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro Assistant Secretary
Columbia Funds Variable Insurance Trust